Income Taxes (Details) - USD ($)	Apr. 30, 2015	Apr. 30, 2014
Deferred Tax Assets
Net Operating Loss	$ 155,727	$ 68,631
Book to tax basis difference on depreciable assets	440,384	480,016
Total Deferred Tax Asset	596,111	548,647
Valuation allowance	$ (596,111)	$ (548,647)
Net Deferred Tax Asset